Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 3,819,813	$ 8,590,761	$ 4,094,161
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,155,390	898,505	983,206
Amortization of right-of-use assets	407,029	425,882	413,737
Provision for credit losses	20,123
Plant, equipment and intangible asset written off	180,361	3,695	1,738
Unrealized gain on short-term investments	(14,742)
Share of net loss from equity investees	25,955	4,594	23,982
Changes in operating assets and liabilities:
Accounts receivable	755,819	5,521,910	(5,531,296)
Advanced to suppliers	384,592	2,089,822	(5,496,426)
Prepaid expenses and other current assets	(1,050,430)	688,566	(319,561)
Accounts payable	(2,453,851)	(12,919,042)	8,983,742
Accrued expenses and other current liabilities	337,029	(250,405)	(1,348,564)
Contract liabilities	(992,919)	(150,533)	1,112,621
Lease liabilities	(390,432)	(430,453)	(413,737)
Taxes payable	31,621	(11,124)	(31,031)
NET CASH PROVIDED BY OPERATING ACTIVITIES	2,215,358	4,462,178	2,472,572
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(37,619)	(104,641)	(15,344)
Purchase of intangible assets	(921,316)	(302,704)	(3,642,683)
Payments made for short-term investments, net	(1,320,776)
Proceeds from disposal of equity investments			2,206,111
NET CASH USED IN INVESTING ACTIVITIES	(2,279,711)	(407,345)	(1,451,916)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash paid on reverse recapitalization	(2,495,690)
Net cash paid for public offering	(1,113,563)	(1,308,598)	(282,494)
Repayment made to related parties	(108,142)		(12,943)
Proceeds of related parties		107,986	1,320,336
Capital contribution from shareholders	2,511
Reinjection from investor for recapitalization			3,210,622
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(3,714,884)	(1,200,612)	4,235,521
EFFECT OF EXCHANGE RATE CHANGE ON CASH	193,842	(52,073)	(1,122,434)
Net change in cash, cash equivalents and restricted cash	(3,585,395)	2,802,148	4,133,743
CASH, CASH EQUIVALENTS AND RESTRICTED CASH — beginning of year	18,820,140	16,017,992	11,884,249
CASH, CASH EQUIVALENTS AND RESTRICTED CASH — end of year	15,234,745	18,820,140	16,017,992
Reconciliation of cash and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	15,234,745	18,816,535	16,009,655
Restricted cash		3,605	8,337
Total cash, cash equivalents and restricted cash	15,234,745	18,820,140	16,017,992
Supplemental disclosures of cash flow information:
Cash paid for income tax	130,741	177,190
Cash paid for interest	3,515	1,280
Supplemental disclosures of non-cash flow information:
Lease liabilities arising from obtaining right-of-use assets	$ 215,377	$ 721,633	$ 469,066